Related party transactions and balances - Schedule of Key management personnel of the Group comprise the directors (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Information About Key Management Personnel [Abstract]
Short-term employee benefits	$ 1,045,722	$ 370,016
Provision for end of service benefits	12,315,458	65,679
Share-based payments	40,717	9,751,149
Key management personnel compensation	$ 13,401,897	$ 10,186,844
No. of key management	7 days	7 days